iShares®

iShares, Inc.

Supplement dated December 6, 2007

to the Prospectus dated January 1, 2007

for the iShares MSCI Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the MSCI Series.

Effective December 6, 2007, the iShares MSCI France Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The third paragraph on the last page of text preceding the cover page is hereby deleted and replaced by the following:

The Company is a registered investment company. Shares of each Fund are listed and trade at market prices on national securities exchanges, such as the American Stock Exchange (“AMEX”) New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

The second paragraph under the heading entitled “Buying and Selling Shares” on page 42 is hereby deleted and replaced by the following:

The Funds are listed on a national securities exchange, such as the AMEX, NYSE or NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-11007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated December 6, 2007

to the Prospectus dated January 1, 2007

for the iShares MSCI Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the MSCI Series.

Effective December 6, 2007, the iShares MSCI Brazil Index Fund, Shares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund will transfer their primary listings to NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

The third paragraph on the last page of text preceding the cover page is hereby deleted and replaced by the following:

The Company is a registered investment company. Shares of each Fund are listed and trade at market prices on national securities exchanges, such as the American Stock Exchange (“AMEX”) or NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

The fifth paragraph under the heading entitled “Buying and Selling Shares” on page 48 is hereby deleted and replaced by the following:

The Funds are listed on a national securities exchange, such as the AMEX or NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The second and third paragraphs under the heading entitled “Disclaimers” on page 69 are deleted.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-11007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated December 6, 2007 to
the Statement of Additional Information (“SAI”) dated January 1, 2007

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The second paragraph under the heading entitled “EXCHANGE LISTING AND TRADING” on page 2 is replaced by the following:

Shares of each Fund are listed for trading on the American Stock Exchange (“AMEX”), the New York Stock Exchange (“NYSE”) or NYSE Arca, Inc. (“NYSE Arca”) (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which that Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE